Employee Benefit Plans (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013
Multiemployer Plans [Line Items]
Contributions By The Company	$ 2,961,000	$ 17,893,000	$ 15,814,000
Minimum
Multiemployer Plans [Line Items]
Minimum contribution to the plan in a plan year to classify it as a significant plan as a percent of total contributions (as a percent)	5.00%	5.00%	5.00%
New Zealand Steel Pension Fund
Multiemployer Plans [Line Items]
Total assets				345,400,000	276,100,000
Total actuarial present value of accumulated plan benefits				358,700,000	302,400,000
Total contributions for all participating employers				13,500,000	13,300,000
New Zealand Steel Pension Fund | Minimum
Multiemployer Plans [Line Items]
Multi-employer Plan, Period Contributions Percentage Threshold	5.00%	5.00%
All other multiemployer plans
Multiemployer Plans [Line Items]
Contributions By The Company	2,123,000	17,007,000	14,905,000
Significant multiemployer plans for which plan financial information is not publicly available outside the Company's financial statements | New Zealand Steel Pension Fund
Multiemployer Plans [Line Items]
Contributions By The Company	$ 838,000	$ 886,000	$ 909,000